FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis

		Fair value measurement at reporting date using
		Quoted prices	Significant	Significant
		in active	other	other
		markets for	observable	unobservable
		identical assets	inputs	inputs
	December 31,
	2024	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	14,874,498	—	14,874,498	—
Held-to-maturity debt investments	5,420,043	—	5,420,043	—
Long-term investments
Long-term time deposits	15,568,643	—	15,568,643	—
Held-to-maturity debt investments	1,798,444	—	1,798,444	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	20,474,093	—	19,224,772	1,249,321
Available-for-sale debt investments	551,348	—	551,348	—
Long-term investments
Equity investments without readily determinable fair value using the NAV practical expedient (i)	60,691
Investments accounted for at fair value	1,014,400	56,164	891,192	67,044
Available-for-sale debt investments	4,935,699	—	4,935,699	—
Total	64,697,859	56,164	63,264,639	1,316,365

		Fair value measurement at reporting date using
		Quoted prices	Significant	Significant
		in active	other	other
		markets for	observable	unobservable
		identical assets	inputs	inputs
	December 31,
	2025	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	7,057,770	—	7,057,770	—
Held-to-maturity debt investments	5,453,966	—	5,453,966	—
Long-term investments
Long-term time deposits	11,477,840	—	11,477,840	—
Held-to-maturity debt investments	1,079,884	—	1,079,884	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	21,625,789	—	20,736,797	888,992
Available-for-sale debt investments	5,370,207	—	5,370,207	—
Long-term investments
Equity investments without readily determinable fair value using the NAV practical expedient (i)	59,446
Investments accounted for at fair value	5,717,276	53,674	5,580,750	82,852
Total	57,842,178	53,674	56,757,214	971,844
(i)	Investments are measured at fair value using the NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Short-term investment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliations of assets categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in thousands)
Fair value as of December 31, 2023	2,415,208
Addition	357,930
Change in fair value (i)	57,579
Exchange adjustment	30,163
Disposal	(1,611,559)
Fair value as of December 31, 2024	1,249,321
Addition	—
Change in fair value (i)	73,241
Exchange adjustment	(27,396)
Disposal	(406,174)
Fair value as of December 31, 2025	888,992
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income.

Long-term investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliations of assets categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in thousands)
Fair value as of December 31, 2023	115,167
Addition	100
Change in fair value (i)	(43,196)
Disposal	(5,027)
Fair value as of December 31, 2024	67,044
Addition	12,088
Change in fair value (i)	3,820
Disposal	(100)
Fair value as of December 31, 2025	82,852

(i)Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income.